Fair value disclosures (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 2 | Financial Products | Nonrecurring basis
Fair value of impaired loans
Impaired loans	$ 81	$ 117	$ 96
Level 3 | Guarantees | Recurring basis
Roll-forward of liabilities measured at fair value using Level 3 inputs
Balance at beginning of year	14	7	10
Acquisitions		6
Issuance of guarantees	6	7	4
Expiration of guarantees	(7)	(6)	(7)
Balance at end of year	$ 13	$ 14	$ 7